AMERICAN INDEPENDENCE FUNDS TRUST
1345 Avenue of the Americas, 2nd Floor
New York, NY  10105
(212) 488-1331

March 9, 2016	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
 Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
XBRL Filing – AI Hillcrest Small Cap Value Fund
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in the 497 filing containing the Prospectus dated February 24, 2016, solely for the AI Hillcrest Small Cap Value Fund, a series of the Registrant. Such filing (accession number: 0001324443-16-000238) is incorporated by reference into this Rule 497 Document (the “Supplement”).

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the AI Hillcrest Small Cap Value Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Susan L. Silva

Susan L. Silva
Treasurer and Secretary